Schedule of Investments (unaudited)
January 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)	$2,918	$2,918,065
Aerospace & Defense — 0.9%
ATI, Inc., 5.88%, 12/01/27	1,607	1,609,501
Moog, Inc., 4.25%, 12/15/27(a)	2,293	2,281,403
		3,890,904
Agriculture — 0.5%
Darling Ingredients, Inc., 5.25%, 04/15/27(a)	2,169	2,169,671
Airlines — 1.0%
Allegiant Travel Co., 7.25%, 08/15/27(a)	1,973	1,994,648
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 05/01/27(a)	2,298	2,301,938
		4,296,586
Apparel — 0.5%
VF Corp., 2.80%, 04/23/27	2,286	2,230,764
Auto Manufacturers — 3.9%
Allison Transmission, Inc., 4.75%, 10/01/27(a)	1,751	1,751,031
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)(b)	2,296	2,276,382
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/27(a)	1,891	1,895,845
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)	11,560	11,414,149
		17,337,407
Auto Parts & Equipment — 1.2%
Cooper-Standard Automotive, Inc., 5.63%, 05/15/27, (5.63% PIK)(a)(c)	1,861	1,828,938
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27	3,316	3,315,041
		5,143,979
Banks — 0.6%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	2,503	2,502,899
Building Materials — 0.4%
Jeld-Wen, Inc., 4.88%, 12/15/27(a)(b)	1,830	1,607,429
Chemicals — 3.2%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	2,481	2,475,124
Celanese U.S. Holdings LLC, 7.17%, 07/15/27(b)	865	895,934
Chemours Co. (The), 5.38%, 05/15/27	2,273	2,288,375
HB Fuller Co., 4.00%, 02/15/27	1,381	1,364,854
Methanex Corp., 5.13%, 10/15/27	3,201	3,210,817
SNF Group SACA, 3.13%, 03/15/27(a)	1,609	1,584,260
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	2,209	2,209,000
		14,028,364
Commercial Services — 5.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.75%, 07/15/27(a)	1,568	1,566,630
5.75%, 07/15/27(a)(b)	1,396	1,396,235
Brink's Co. (The), 4.63%, 10/15/27(a)	2,825	2,821,749
Korn Ferry, 4.63%, 12/15/27(a)	2,678	2,673,853
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 08/31/27(a)	4,766	4,669,709
Service Corp. International/U.S., 4.63%, 12/15/27	2,602	2,599,213
Sotheby's, 7.38%, 10/15/27(a)	3,712	3,698,375
United Rentals North America, Inc., 3.88%, 11/15/27	3,543	3,512,270
		22,938,034
Security	Par (000)	Value
Computers — 0.4%
Pitney Bowes, Inc., 6.88%, 03/15/27(a)	$1,748	$1,750,312
Diversified Financial Services — 4.7%
GGAM Finance Ltd., 8.00%, 02/15/27(a)(b)	3,316	3,368,639
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	5,148	5,331,745
LD Holdings Group LLC, 8.75%, 11/01/27(a)	1,577	1,572,582
Navient Corp., 5.00%, 03/15/27	3,213	3,190,440
OneMain Finance Corp., 3.50%, 01/15/27	3,522	3,478,000
Oxford Finance LLC/Oxford Finance Co-Issuer II, Inc., 6.38%, 02/01/27(a)	1,840	1,840,358
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	2,297	2,300,599
		21,082,363
Electric — 3.3%
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	6,126	6,129,990
5.63%, 02/15/27(a)	5,926	5,928,072
XPLR Infrastructure Operating Partners LP, 4.50%, 09/15/27(a)(b)	2,525	2,502,074
		14,560,136
Electrical Components & Equipment — 0.3%
EnerSys, 4.38%, 12/15/27(a)(b)	1,385	1,378,308
Engineering & Construction — 0.0%
INNOVATE Corp., 10.50%, 02/01/27, (10.50% PIK)(a)(c)	75	64,290
Entertainment — 6.8%
Churchill Downs, Inc., 5.50%, 04/01/27(a)	2,745	2,746,156
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)(b)	4,319	4,317,948
6.50%, 05/15/27(a)	5,609	5,635,301
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	1,878	1,784,631
Odeon Finco PLC, 12.75%, 11/01/27(a)	1,836	1,883,775
Penn Entertainment, Inc., 5.63%, 01/15/27(a)(b)	1,877	1,873,700
Six Flags Entertainment Corp., 5.50%, 04/15/27(a)	2,335	2,335,000
Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.38%, 04/15/27	2,337	2,337,000
Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(a)	1,577	1,574,513
Warnermedia Holdings, Inc., 3.76%, 03/15/27	5,585	5,545,829
		30,033,853
Environmental Control — 0.5%
Enviri Corp., 5.75%, 07/31/27(a)	2,179	2,180,849
Food — 3.0%
Albertsons Co, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	6,062	6,060,461
B&G Foods, Inc., 5.25%, 09/15/27(b)	2,334	2,256,097
Performance Food Group, Inc., 5.50%, 10/15/27(a)	4,821	4,822,692
		13,139,250
Gas — 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	2,353	2,368,272
Health Care - Products — 0.9%
Teleflex, Inc., 4.63%, 11/15/27	2,252	2,240,414
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)(d)	1,690	1,720,331
		3,960,745
Health Care - Services — 2.7%
IQVIA, Inc., 5.00%, 05/15/27(a)	5,250	5,251,407

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp., 5.13%, 11/01/27(b)	$6,750	$6,751,782
		12,003,189
Holding Companies - Diversified — 1.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	6,791	6,714,829
Home Builders — 1.7%
Beazer Homes USA, Inc., 5.88%, 10/15/27	1,638	1,634,086
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)	2,830	2,829,700
KB Home, 6.88%, 06/15/27	1,380	1,404,874
Tri Pointe Homes, Inc., 5.25%, 06/01/27	1,770	1,776,722
		7,645,382
Housewares — 0.5%
Newell Brands, Inc., 6.38%, 09/15/27(b)	2,290	2,316,554
Insurance — 2.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	3,759	3,712,160
6.75%, 10/15/27(a)(b)	6,107	6,128,031
		9,840,191
Internet — 5.3%
Cablevision Lightpath LLC, 3.88%, 09/15/27(a)	2,069	2,061,085
Cogent Communications Group LLC/Cogent Finance, Inc.
7.00%, 06/15/27(a)	1,382	1,372,352
7.00%, 06/15/27(a)(b)	2,045	2,034,364
Gen Digital, Inc., 6.75%, 09/30/27(a)	4,135	4,173,365
Go Daddy Operating Co. LLC/GD Finance Co., Inc., 5.25%, 12/01/27(a)	2,669	2,666,602
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	1,954	1,953,902
Rakuten Group, Inc., 11.25%, 02/15/27(a)	8,560	9,106,133
		23,367,803
Iron & Steel — 0.7%
Mineral Resources Ltd., 8.00%, 11/01/27(a)(b)	2,872	2,938,473
Lodging — 6.4%
Boyd Gaming Corp., 4.75%, 12/01/27	4,727	4,724,547
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	2,753	2,753,864
Melco Resorts Finance Ltd., 5.63%, 07/17/27(e)	2,774	2,773,797
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	3,484	3,469,377
MGM Resorts International, 5.50%, 04/15/27	3,200	3,220,667
Studio City Co. Ltd., 7.00%, 02/15/27(a)	1,647	1,648,485
Travel & Leisure Co., 6.00%, 04/01/27(b)	1,836	1,858,623
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	4,329	4,352,912
Wynn Macau Ltd., 5.50%, 10/01/27(a)	3,645	3,644,780
		28,447,052
Machinery — 1.7%
TK Elevator U.S. Newco, Inc., 5.25%, 07/15/27(a)	7,361	7,360,994
Media — 13.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	12,767	12,778,891
CSC Holdings LLC, 5.50%, 04/15/27(a)	6,670	5,878,912
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	8,056	8,094,511
DISH Network Corp., 11.75%, 11/15/27(a)	12,576	13,005,043
Security	Par (000)	Value
Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	$5,156	$3,601,617
Nexstar Media, Inc., 5.63%, 07/15/27(a)	7,677	7,678,812
Sirius XM Radio LLC, 5.00%, 08/01/27(a)	7,087	7,088,236
		58,126,022
Metal Fabricate & Hardware — 0.3%
Advanced Drainage Systems, Inc., 5.00%, 09/30/27(a)	1,543	1,541,099
Mining — 0.6%
Fortescue Treasury Pty Ltd., 4.50%, 09/15/27(a)	2,849	2,852,903
Oil & Gas — 3.1%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	1,606	1,977,257
EnQuest PLC, 11.63%, 11/01/27(a)	2,137	2,157,940
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	2,529	2,554,289
SM Energy Co., 6.63%, 01/15/27	1,939	1,941,516
Sunoco LP, 5.88%, 07/15/27(a)	2,293	2,296,497
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	2,850	2,853,557
		13,781,056
Packaging & Containers — 1.6%
Graphic Packaging International LLC, 4.75%, 07/15/27(a)	2,262	2,257,819
LABL, Inc., 10.50%, 07/15/27(a)(b)(f)	1,481	64,380
Owens-Brockway Glass Container, Inc., 6.63%, 05/13/27(a)	2,772	2,772,001
Sealed Air Corp., 4.00%, 12/01/27(a)	1,956	1,948,891
		7,043,091
Pipelines — 1.2%
Buckeye Partners LP, 4.13%, 12/01/27	2,737	2,712,225
NuStar Logistics LP, 5.63%, 04/28/27	2,524	2,549,005
		5,261,230
Real Estate Investment Trusts — 8.8%
Arbor Realty Trust, Inc., 4.50%, 03/15/27(a)	1,265	1,209,812
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27(a)(b)	1,541	1,521,719
Brandywine Operating Partnership LP, 3.95%, 11/15/27	2,068	2,029,715
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	3,544	3,495,665
Hudson Pacific Properties LP, 3.95%, 11/01/27	1,822	1,748,255
Iron Mountain, Inc., 4.88%, 09/15/27(a)	4,575	4,570,027
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	6,632	6,481,287
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27(b)	3,311	3,308,448
SBA Communications Corp., 3.88%, 02/15/27	7,066	7,015,720
Service Properties Trust
0.00%, 09/30/27(a)(g)	3,012	2,733,547
5.50%, 12/15/27	2,072	2,055,724
Starwood Property Trust, Inc., 4.38%, 01/15/27(a)(b)	2,688	2,668,331
		38,838,250
Retail — 2.9%
Academy Ltd., 6.00%, 11/15/27(a)	1,839	1,840,728
Advance Auto Parts, Inc., 1.75%, 10/01/27	1,674	1,589,592
Bath & Body Works, Inc., 6.69%, 01/15/27(b)	1,301	1,320,368
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	3,447	3,453,844
Lithia Motors, Inc., 4.63%, 12/15/27(a)	1,818	1,815,766
Murphy Oil USA, Inc., 5.63%, 05/01/27	1,375	1,375,237

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Nordstrom, Inc., 4.00%, 03/15/27	$1,611	$1,593,757
		12,989,292
Software — 2.1%
SS&C Technologies, Inc., 5.50%, 09/30/27(a)	9,432	9,424,337
Telecommunications — 0.9%
Altice Financing SA, 9.63%, 07/15/27(a)	1,720	1,329,514
Viasat, Inc., 5.63%, 04/15/27(a)	2,714	2,712,420
		4,041,934
Transportation — 0.4%
RXO, Inc., 7.50%, 11/15/27(a)	1,633	1,664,416
Total Long-Term Investments — 96.1% (Cost: $424,661,370)		425,780,577
	Shares
Short-Term Securities
Money Market Funds — 6.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(h)(i)(j)	17,723,765	17,732,627
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(h)(i)	11,640,000	11,640,000
Total Short-Term Securities — 6.6% (Cost: $29,370,169)		29,372,627
Total Investments — 102.7% (Cost: $454,031,539)		455,153,204
Liabilities in Excess of Other Assets — (2.7)%		(11,916,161)
Net Assets — 100.0%		$443,237,043

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Zero-coupon bond.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,616,518	$—	$(883,584)(a)	$770	$(1,077)	$17,732,627	17,723,765	$55,638 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,900,000	—	(260,000)(a)	—	—	11,640,000	11,640,000	105,486	—
				$770	$(1,077)	$29,372,627		$161,124	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® iBonds® 2027 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$425,780,577	$—	$425,780,577
Short-Term Securities
Money Market Funds	29,372,627	—	—	29,372,627
	$29,372,627	$425,780,577	$—	$455,153,204

Portfolio Abbreviation
PIK	Payment-in-kind
REIT	Real Estate Investment Trust